Cover	Dec. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	POINT BIOPHARMA GLOBAL INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39311
Entity Tax Identification Number	85-0800493
Entity Address, Address Line One	4850 West 78th Street
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
City Area Code	647
Local Phone Number	812-2417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PNT
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001811764